Other Assets	12 Months Ended
Dec. 31, 2012
Other Assets [Abstract]
Other Assets

6. Other Assets

Other assets of $2,106,460 and $2,602,212 as of December 31, 2011 and 2012, respectively, include deferred financing costs of $2,100,277 and $2,596,029, respectively, and utility deposits related to the leased office space of $6,183 at December 31, 2011 and 2012.

The deferred financing costs comprise:

January 1, 2011	$1,491,306
Additions	2,111,492
Amortization	(1,502,521)
December 31, 2011	$2,100,277
Additions	943,325
Amortization	(447,573)
December 31, 2012	$2,596,029